Benefit Plans - Summary of the Company's Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning - Options Outstanding	3,035	3,133
Granted - Options		185	0	0
Exercised - Options	(2,785)	(118)
Forfeited - Options		(165)
Ending - Options Outstanding	250	3,035	3,133
Exercisable - Options	39	2,824
Beginning - Weighted Average Exercise Price	$ 12.37	$ 12.26
Granted - Weighted Average Exercise Price		$ 14.79
Exercised - Weighted Average Exercise Price	$ 12.26	$ 12.71
Forfeited - Weighted Average Exercise Price		$ 12.71
Ending - Weighted Average Exercise Price	$ 13.59	$ 12.37	$ 12.26
Exercisable - Weighted Average Exercise Price	$ 10.16	$ 12.24
Exercised - Weighted Average Remaining Contractual Term	1 year 2 months 12 days
Weighted Average Remaining Contractual Term	8 years 6 months	2 years	2 years 6 months
Exercisable - Weighted Average Remaining Contractual Term	6 years 6 months	1 year 6 months
Options Outstanding - Aggregate Intrinsic Value	$ 233	$ 9,034
Exercisable - Aggregate Intrinsic Value	$ 140	$ 8,795
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning - Weighted Average Exercise Price	$ 10.16
Exercised - Weighted Average Exercise Price	$ 11.55
Ending - Weighted Average Exercise Price	$ 10.16		$ 10.16
Exercisable - Weighted Average Exercise Price		$ 10.16
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning - Weighted Average Exercise Price	$ 14.79
Exercised - Weighted Average Exercise Price	$ 12.71
Ending - Weighted Average Exercise Price	$ 14.79		$ 12.71
Exercisable - Weighted Average Exercise Price		$ 12.71